UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	11/30/2011

Item 1. Schedule of Investments

Prudential High Yield Fund, Inc.

Schedule of Investments

as of November 30, 2011 (Unaudited)

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.9%
ASSET BACKED SECURITIES — 0.7%
Baker Street Funding (Cayman Islands), Ser. 2006-1A, Class E, 144A(a)(b)	B1	4.353%	10/15/19	$ 2,851	$ 2,080,915
Bridgeport CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class D, 144A(a)(b)(c)	Ba3	4.600%	06/18/21	2,261	1,349,004
CSAM Funding (Cayman Islands), Ser. 2001-1A, Class D2, 144A(a)(b)(c)	Ba2	6.778%	03/29/16	7,000	5,806,500
Landmark IV CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class B2L(a)(b)(c)	Ba3	6.497%	12/15/16	3,259	2,600,387
Liberty Square CDO Ltd. (Cayman Islands), Ser. 2001-2A, Class D, 144A(a)(b)(c)	C	6.895%	06/15/13	2,718	299,009

TOTAL ASSET BACKED SECURITIES					12,135,815

BANK LOANS — 2.8%
Automotive — 0.4%
Chrysler Group LLC(b)	Ba2	6.000%	05/24/17	7,980	7,317,660

Cable — 0.4%
Newsday LLC	Ba3	10.500%	08/01/13	6,000	6,172,500

Capital Goods — 0.1%
Capital Safety Group Ltd.(b)	B3	2.010%	06/15/15	176	171,715
Capital Safety Group Ltd.(b)	B3	3.010%	06/14/16	924	900,785

					1,072,500

Consumer — 0.2%
Realogy Corp.	Caa2	13.500%	10/15/17	3,300	3,225,750
Visant Corp.(b)	Ba3	5.250%	12/22/16	368	343,102

					3,568,852

Electric — 0.2%
Texas Competitive Electric Holdings Co. LLC(b)	B2	3.748%	10/10/14	3,451	2,500,302
Texas Competitive Electric Holdings Co. LLC(b)	B2	4.891%	10/10/17	2,617	1,704,245

					4,204,547

Foods — 0.1%
BJ’s Wholesale Club, Inc.(b)	B3	10.000%	03/30/19	2,000	2,000,000

Gaming — 0.2%
CCM Merger, Inc.(b)	B3	7.000%	03/01/17	3,994	3,959,341

Technology — 1.2%
Blackboard, Inc.(b)	B1	7.500%	10/04/18	6,850	6,501,794
First Data Corp.(b)	B1	3.007%	09/24/14	207	182,285
First Data Corp.(b)	B1	3.007%	09/24/14	1,246	1,100,340
First Data Corp.(b)	B1	3.007%	09/24/14	2,336	2,063,406
First Data Corp.(b)	B1	4.358%	03/26/18	9,612	7,997,471
NXP BV(b)	B2	5.500%	03/03/17	2,000	1,918,750
Sensata Technologies, Inc.(b)	B1	4.000%	05/12/18	403	397,822

					20,161,868

TOTAL BANK LOANS					48,457,268

CORPORATE BONDS — 93.1%
Aerospace & Defense — 2.1%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.750%	04/01/16	1,000	1,017,500
Gtd. Notes	Ba3	6.875%	09/15/20	1,800	1,827,000
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	8.500%	07/01/18	6,715	7,252,200
Colt Defense LLC, Gtd. Notes(c)(d)	Caa1	8.750%	11/15/17	3,250	2,372,500
Esterline Technologies Corp., Gtd. Notes	Ba3	6.625%	03/01/17	175	178,500
Gtd. Notes	Ba3	7.000%	08/01/20	4,250	4,398,750

Hawker Beechcraft Acquisition Co. LLC, Gtd. Notes(d)	Ca	8.500%	04/01/15	1,650	412,500
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,130	2,140,650
Sr. Sub. Notes	Ba3	7.250%	06/15/18	2,850	2,899,875
Sterling Merger, Inc., Sr. Unsec’d. Notes, 144A(d)	Caa1	11.000%	10/01/19	4,275	4,114,687
TransDigm, Inc., Gtd. Notes	B3	7.750%	12/15/18	9,000	9,270,000

					35,884,162

Automotive — 1.8%
Chrysler Group LLC, 144A(d) Sr. Sec’d. Notes	B2	8.000%	06/15/19	775	654,875
Sr. Sec’d. Notes	B2	8.250%	06/15/21	2,625	2,205,000
Dana Holding Corp., Sr. Unsec’d. Notes(d)	B2	6.500%	02/15/19	2,125	2,119,687
Delphi Corp., 144A(d) Gtd. Notes	Ba3	5.875%	05/15/19	1,200	1,209,000
Gtd. Notes	Ba3	6.125%	05/15/21	1,000	1,007,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	7.000%	10/01/13	795	839,265
Sr. Unsec’d. Notes(d)	Ba1	7.500%	08/01/12	5,765	5,971,139
Sr. Unsec’d. Notes(d)	Ba1	8.000%	12/15/16	5,065	5,696,231
Lear Corp., Gtd. Notes	Ba2	7.875%	03/15/18	2,500	2,681,250
Gtd. Notes(d)	Ba2	8.125%	03/15/20	2,975	3,213,000
Navistar International Corp., Gtd. Notes(d)	B1	8.250%	11/01/21	3,193	3,328,703
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875%	12/01/17	1,425	1,524,750

					30,450,400

Banking — 0.7%
BAC Capital Trust XI, Ltd., Gtd. Notes	Ba1	6.625%	05/23/36	485	405,222
BAC Capital Trust XIV, Ltd., Gtd. Notes(b)	Ba3	5.630%	12/31/49	465	285,510
Bank of America Corp., Jr. Sub. Notes, Ser. K(b)(d)	Ba3	8.000%	12/29/49	9,510	8,110,223
MBNA Capital A, Ltd., Gtd. Notes, Ser. A	Ba1	8.278%	12/01/26	2,250	2,098,125
Merrill Lynch & Co., Inc., Sub. Notes(d)	Baa2	7.750%	05/14/38	590	527,212
Wachovia Bank NA, Sub. Notes, MTN	A1	6.600%	01/15/38	375	409,077

					11,835,369

Building Materials & Construction — 0.9%
Building Materials Corp. of America, 144A(c)(e) Sr. Notes (original cost $2,977,500; purchased 09/27/10)	Ba3	6.875%	08/15/18	3,000	3,015,000
Sr. Sec’d. Notes (original cost $3,619,500; purchased 02/02/10-04/27/11)	Ba1	7.000%	02/15/20	3,525	3,648,375
D.R. Horton, Inc., Gtd. Notes	Ba3	6.500%	04/15/16	100	102,250
K Hovnanian Enterprises, Inc., Gtd. Notes	Caa3	11.875%	10/15/15	3,550	1,899,250
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,845	2,967,446
Standard Pacific Corp., Gtd. Notes	B3	8.375%	05/15/18	550	514,250
Gtd. Notes	B3	8.375%	01/15/21	400	369,000
Gtd. Notes(d)	B3	10.750%	09/15/16	2,725	2,779,500

					15,295,071

Cable — 4.4%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.000%	12/15/18	1,300	1,316,250
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.750%	04/15/18	675	688,500
Sr. Unsec’d. Notes(d)	B1	8.625%	09/15/17	3,575	3,735,875
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500%	11/30/16	1,438	1,656,847

CCO Holdings LLC/CCO Holdings Capital Corp.,(d) Gtd. Notes	B1	7.875%	04/30/18	1,000	1,036,250
Gtd. Notes	B1	8.125%	04/30/20	725	764,875
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	5,918	6,021,565
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	8,888	9,087,980
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	Ba3	6.750%	11/15/21	4,225	4,246,125
Sr. Unsec’d. Notes(d)	Ba3	7.625%	07/15/18	1,150	1,242,000
Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14	2,500	2,771,875
Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19	575	641,125
Dish DBS Corp., Gtd. Notes(d)	Ba2	6.750%	06/01/21	725	706,875
Echostar DBS Corp., Gtd. Notes(d)	Ba2	6.625%	10/01/14	8,572	8,882,735
ONO Finance II PLC (Ireland), Gtd. Notes, 144A(a)(d)	Caa1	10.875%	07/15/19	1,300	1,079,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	B1	7.750%	03/15/16	2,565	2,603,475
UPC Holding BV (Netherlands), Sr. Sec’d. Notes, 144A(a)(d)	B2	9.875%	04/15/18	12,050	12,411,500
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)	Ba3	7.250%	11/15/21	2,275	2,218,125
Videotron Ltee (Canada),(a) Gtd. Notes(d)	Ba1	6.375%	12/15/15	4,325	4,379,062
Gtd. Notes	Ba1	6.875%	01/15/14	58	58,218
Gtd. Notes	Ba1	9.125%	04/15/18	7,850	8,615,375
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1(a)	Ba2	9.500%	08/15/16	1,800	1,971,000

					76,134,632

Capital Goods — 6.9%
Actuant Corp., Gtd. Notes	Ba3	6.875%	06/15/17	3,100	3,131,000
AE Escrow Corp., Gtd. Notes, 144A	B2	9.750%	03/15/20	3,075	3,075,000
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)(d)	B2	7.875%	01/31/18	1,500	1,425,000
Altra Holdings, Inc., Sec’d. Notes	B1	8.125%	12/01/16	2,350	2,438,125
Amsted Industries, Inc., Sr. Notes, 144A (original cost $3,226,600; purchased 03/12/10)(c)(e)	B1	8.125%	03/15/18	3,250	3,380,000
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000%	08/15/16	7,885	8,121,550
Avis Budget Car Rental LLC, Gtd. Notes(b)	B2	2.957%	05/15/14	310	283,650
Case New Holland, Inc., Gtd. Notes	Ba2	7.875%	12/01/17	3,675	4,024,125
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba3	7.625%	08/15/16	4,825	5,090,375
Columbus McKinnon Corp., Gtd. Notes	B1	7.875%	02/01/19	3,410	3,444,100
Diversey, Inc., Gtd. Notes	B(f)	8.250%	11/15/19	1,821	2,267,145
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%	01/15/21	2,500	2,512,500
Griffon Corp., Gtd. Notes	Ba3	7.125%	04/01/18	5,875	5,669,375
Hertz Corp. (The), Gtd. Notes	B2	6.750%	04/15/19	5,925	5,747,250
Gtd. Notes	B2	7.500%	10/15/18	2,625	2,631,563
Interline Brands, Inc., Gtd. Notes	B2	7.000%	11/15/18	5,750	5,922,500
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $1,981,660; purchased 04/01/10)(c)(e)	Caa2	12.250%	04/15/15	2,000	1,710,000
Park-Ohio Industries, Inc., Gtd. Notes	B3	8.125%	04/01/21	2,550	2,486,250

RBS Global, Inc./Rexnord LLC,(d) Gtd. Notes	Caa1	8.500%	05/01/18	5,525	5,663,125
Gtd. Notes	Caa2	11.750%	08/01/16	815	847,600
RSC Equipment Rental, Inc., Gtd. Notes(d)	Caa1	8.250%	02/01/21	2,875	2,731,250
Gtd. Notes	Caa1	10.250%	11/15/19	2,050	2,152,500
Sr. Sec’d. Notes, 144A	B1	10.000%	07/15/17	2,925	3,195,563
Sr. Unsec’d. Notes(d)	Caa1	9.500%	12/01/14	1,124	1,138,050
SPX Corp.,(d) Gtd. Notes	Ba2	6.875%	09/01/17	3,475	3,648,750
Sr. Unsec’d. Notes	Ba2	7.625%	12/15/14	5,345	5,765,919
Stena AB (Sweden), Sr. Unsec’d. Notes(a)	Ba3	7.000%	12/01/16	229	211,252
Terex Corp., Sr. Sub. Notes(d)	Caa1	8.000%	11/15/17	5,895	5,732,887
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000%	10/01/18	1,810	1,954,800
Trimas Corp., Sec’d. Notes	B2	9.750%	12/15/17	4,125	4,393,125
United Rentals North America, Inc., Gtd. Notes(d)	Caa1	8.375%	09/15/20	2,900	2,856,500
Gtd. Notes	B3	10.875%	06/15/16	4,500	4,995,000
WireCo WorldGroup, Inc., Gtd. Notes, 144A	B2	10.000%	05/15/17	9,750	9,945,000

					118,590,829

Chemicals — 3.8%
CF Industries, Inc., Gtd. Notes	Ba1	6.875%	05/01/18	3,275	3,762,156
Hexion U.S. Finance Corp.,(d) Sec’d. Notes	Caa1	9.000%	11/15/20	12,175	9,557,375
Sr. Sec’d. Notes	B3	8.875%	02/01/18	850	767,125
Huntsman International LLC,(d) Gtd. Notes	B1	5.500%	06/30/16	2,100	2,005,500
Gtd. Notes	B3	8.625%	03/15/21	625	634,375
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A(a)	B2	9.625%	06/15/18	3,970	3,592,850
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	3,900	4,026,750
Lyondell Chemical Co., Sec’d. Notes	Ba2	11.000%	05/01/18	6,313	6,802,370
LyondellBasell Industries NV (Netherlands), Gtd. Notes, 144A(a)(d)	Ba2	6.000%	11/15/21	2,650	2,703,000
Momentive Performance Materials, Inc., Sec’d. Notes	Caa1	9.000%	01/15/21	3,250	2,315,625
Mosaic Global Holdings, Inc., Gtd. Notes	Baa1	7.300%	01/15/28	100	125,976
Nexeo Solutions LLC, Sr. Sub. Notes, 144A	B3	8.375%	03/01/18	7,425	7,257,937
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes(a)	Ba2	8.375%	11/01/16	7,140	7,711,200
Rhodia SA (France), Sr. Unsec’d. Notes, 144A(a)	Baa2	6.875%	09/15/20	4,650	5,196,375
Rockwood Specialties Group, Inc., Gtd. Notes	B1	7.500%	11/15/14	1,200	1,216,500
Solutia, Inc., Gtd. Notes(d)	B1	7.875%	03/15/20	3,900	4,153,500
Gtd. Notes	B1	8.750%	11/01/17	625	675,000
TPC Group LLC, Sr. Sec’d. Notes	B1	8.250%	10/01/17	3,575	3,566,063

					66,069,677

Consumer — 2.5%
American Achievement Corp., Sec’d. Notes, 144A (original cost $3,292,500; purchased 10/21/10-04/06/11)(c)(d)(e)	B3	10.875%	04/15/16	3,300	2,524,500
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B2	12.125%	07/01/18	3,100	2,960,500
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	4,376	4,463,520
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	995	1,057,187

Realogy Corp., Gtd. Notes	Caa3	12.000%	04/15/17	338	253,279
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18	2,700	2,808,000
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	3,718	4,052,620
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	06/15/17	2,225	2,380,750
Sr. Unsec’d. Notes	Ba3	7.000%	05/15/19	3,000	3,112,500
Sr. Unsec’d. Notes	Ba3	8.000%	11/15/21	700	766,500
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes	B1	9.500%	06/15/18	1,500	1,631,250
Sr. Sec’d. Notes, 144A	B1	9.500%	06/15/18	2,000	2,175,000
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19	4,825	4,692,313
Visant Corp., Gtd. Notes(d)	Caa1	10.000%	10/01/17	10,800	9,936,000

					42,813,919

Electric — 3.6%
AES Corp. (The), Sr. Unsec’d. Notes, 144A(d)	Ba3	7.375%	07/01/21	4,550	4,743,375
Sr. Unsec’d. Notes	Ba3	7.750%	03/01/14	850	903,125
Sr. Unsec’d. Notes	Ba3	7.750%	10/15/15	6,260	6,682,550
Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17	1,000	1,075,000
Sr. Unsec’d. Notes(d)	Ba3	8.000%	06/01/20	1,100	1,189,375
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A(d)	Caa2	9.000%	01/02/17	3,533	1,801,746
Atlantic Power Corp. (Canada), Gtd. Notes, 144A(a)	B1	9.000%	11/15/18	1,275	1,259,062
Calpine Corp., 144A(d) Sr. Sec’d. Notes	B1	7.250%	10/15/17	1,310	1,336,200
Sr. Sec’d. Notes	B1	7.500%	02/15/21	11,650	11,883,000
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	2,850	2,917,200
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	580	568,400
Sr. Sec’d. Notes	Caa3	10.000%	01/15/20	650	666,250
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.250%	04/01/16	55	57,750
Mirant Corp., 144A(c)	NR	7.400%	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	75	75,524
Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	8,027	8,146,966
North American Energy Alliance LLC, Sec’d. Notes, 144A (original cost $904,086; purchased 09/22/09)(c)(e)	Ba3	10.875%	06/01/16	925	980,500
NRG Energy, Inc., Gtd. Notes(d)	B1	7.375%	01/15/17	1,230	1,279,200
Gtd. Notes	B1	7.625%	01/15/18	9,200	9,062,000
Gtd. Notes, 144A	B1	7.625%	05/15/19	1,125	1,074,375
Gtd. Notes(d)	B1	8.250%	09/01/20	4,400	4,334,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(c)(d)	Ba1	9.237%	07/02/17	2,911	2,852,489

					62,890,762

Energy — Other — 6.0%
Cie Generale de Geophysique-Veritas (France),(a) Gtd. Notes	Ba3	7.750%	05/15/17	699	695,505
Gtd. Notes	Ba3	9.500%	05/15/16	4,285	4,584,950
Clayton Williams Energy, Inc., Gtd. Notes, 144A	Caa1	7.750%	04/01/19	3,625	3,335,000
Denbury Resources, Inc., Gtd. Notes(d)	B1	6.375%	08/15/21	4,360	4,447,200
Gtd. Notes	B1	8.250%	02/15/20	1,951	2,119,274
Gtd. Notes	B1	9.750%	03/01/16	2,875	3,169,687
Forest Oil Corp., Gtd. Notes(d)	B1	7.250%	06/15/19	5,545	5,489,550
Harvest Operations Corp. (Canada), Gtd. Notes, 144A(a)	Ba1	6.875%	10/01/17	7,975	7,975,000

Key Energy Services, Inc., Gtd. Notes	B1	6.750%	03/01/21	975	964,031
Linn Energy LLC, Gtd. Notes, 144A	B2	6.500%	05/15/19	6,475	6,151,250
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	6,189	6,498,450
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	B3	6.500%	03/15/21	4,325	4,346,625
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.625%	04/15/16	750	770,625
Sr. Sub. Notes	Ba2	6.875%	02/01/20	1,125	1,181,250
Sr. Sub. Notes	Ba2	7.125%	05/15/18	500	525,000
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18	350	365,750
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18	1,750	1,960,000
Gtd. Notes	Baa3	7.875%	06/01/15	1,770	1,885,050
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(a)(d)	B3	6.750%	05/01/14	2,425	1,697,500
Pioneer Natural Resources Co., Gtd. Notes	Ba1	5.875%	07/15/16	780	845,979
Sr. Unsec’d. Notes	Ba1	6.650%	03/15/17	6,165	6,825,518
Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	3,650	4,090,949
Sr. Unsec’d. Notes	Ba1	7.500%	01/15/20	3,225	3,740,636
Plains Exploration & Production Co., Gtd. Notes	B1	6.750%	02/01/22	2,350	2,397,000
Gtd. Notes	B1	7.000%	03/15/17	1,400	1,457,750
Gtd. Notes	B1	7.625%	06/01/18	1,200	1,260,000
Gtd. Notes	B1	7.750%	06/15/15	1,385	1,442,131
Gtd. Notes	B1	10.000%	03/01/16	2,100	2,373,000
Precision Drilling Corp. (Canada),(a) Gtd. Notes, 144A	Ba1	6.500%	12/15/21	875	875,000
Gtd. Notes	Ba1	6.625%	11/15/20	2,000	2,010,000
Range Resources Corp., Gtd. Notes	Ba3	5.750%	06/01/21	4,325	4,616,938
Gtd. Notes	Ba3	6.750%	08/01/20	2,300	2,518,500
Gtd. Notes	Ba3	7.500%	10/01/17	1,460	1,551,250
Gtd. Notes	Ba3	8.000%	05/15/19	1,150	1,276,500
WPX Energy, Inc., 144A Sr. Unsec’d. Notes	Ba1	5.250%	01/15/17	2,975	2,922,937
Sr. Unsec’d. Notes	Ba1	6.000%	01/15/22	4,775	4,691,438

					103,057,223

Foods — 5.0%
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	8,305	8,512,625
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16	7,220	7,328,300
Bi-Lo LLC, Sr. Sec’d. Notes, 144A(d)	B2	9.250%	02/15/19	3,575	3,575,000
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A(d)	B2	9.000%	12/15/17	7,600	7,524,000
Darling International, Inc., Gtd. Notes	Ba3	8.500%	12/15/18	2,950	3,245,000
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000%	06/01/18	1,525	1,563,125
Del Monte Foods Co., Gtd. Notes, 144A	B3	7.625%	02/15/19	4,500	4,027,500
DineEquity, Inc., Gtd. Notes	B3	9.500%	10/30/18	1,100	1,138,500
Fiesta Restaurant Group, Sec’d. Notes, 144A	B2	8.875%	08/15/16	4,000	3,920,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	6,875	7,287,500
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes(c)	B1	11.625%	05/01/14	3,600	4,005,000
Sr. Unsec’d. Notes, 144A	B1	7.250%	06/01/21	5,600	5,026,000
Michael Foods, Inc., Gtd. Notes	Caa1	9.750%	07/15/18	10,410	10,722,300
OSI Restaurant Partners LLC, Gtd. Notes(d)	Caa3	10.000%	06/15/15	3,250	3,347,500
Pilgrim’s Pride Corp., Gtd. Notes, 144A	Caa1	7.875%	12/15/18	575	501,687

Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	3,955	4,528,475
Stater Bros. Holdings, Inc.,(d) Gtd. Notes	B2	7.375%	11/15/18	775	811,813
Gtd. Notes	B2	7.750%	04/15/15	550	563,750
SUPERVALU, Inc.,(d) Sr. Unsec’d. Notes	B2	7.500%	11/15/14	4,395	4,422,469
Sr. Unsec’d. Notes	B2	8.000%	05/01/16	1,000	1,002,500
Wendy’s Co. (The), Gtd. Notes	B3	10.000%	07/15/16	2,500	2,737,500

					85,790,544

Gaming — 5.6%
Boyd Gaming Corp., Gtd. Notes(d)	B3	9.125%	12/01/18	1,400	1,281,000
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa3	12.750%	04/15/18	7,475	5,550,188
CCM Merger, Inc., Notes, 144A (original cost $11,740,252; purchased 07/14/05-09/19/11)(c)(d)(e)	Caa3	8.000%	08/01/13	12,885	12,079,688
Harrah’s Operating Co., Inc.,(d) Sec’d. Notes	CCC(f)	10.000%	12/15/18	2,080	1,268,800
Sr. Sec’d. Notes	B3	11.250%	06/01/17	9,190	9,557,600
Isle of Capri Casinos, Inc.,(d) Gtd. Notes	Caa1	7.000%	03/01/14	1,750	1,618,750
Gtd. Notes	B3	7.750%	03/15/19	5,675	5,221,000
Marina District Finance Co., Inc. Sr. Sec’d. Notes(d)	B2	9.500%	10/15/15	4,625	4,208,750
Sr. Sec’d. Notes	B2	9.875%	08/15/18	4,800	4,284,000
MGM Resorts International, Gtd. Notes(d)	B3	7.625%	01/15/17	3,645	3,444,525
Sr. Sec’d. Notes(d)	Ba2	9.000%	03/15/20	2,340	2,550,600
Sr. Sec’d. Notes(d)	Ba2	10.375%	05/15/14	390	436,800
Sr. Sec’d. Notes	Ba2	11.125%	11/15/17	6,040	6,757,250
Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	10,559	12,169,247
MTR Gaming Group, Inc., Sec’d. Notes, PIK, 144A(d)	B3	11.500%	08/01/19	3,600	2,997,000
Peninsula Gaming LLC, Gtd. Notes	Caa1	10.750%	08/15/17	650	666,250
Sec’d. Notes	Ba3	8.375%	08/15/15	1,015	1,065,750
Pinnacle Entertainment, Inc., Gtd. Notes(d)	B1	8.625%	08/01/17	3,415	3,585,750
Scientific Games Corp., Gtd. Notes	B1	8.125%	09/15/18	1,375	1,405,937
Scientific Games International, Inc., Gtd. Notes(d)	B1	9.250%	06/15/19	3,800	3,990,000
Seminole Indian Tribe of Florida, Notes, 144A(d)	Ba1	7.750%	10/01/17	1,525	1,570,750
Station Casinos, Inc.,(c)(g) Sr. Sub. Notes	NR	6.500%	02/01/14	2,930	293
Sr. Sub. Notes	NR	6.625%	03/15/18	1,810	181
Sr. Sub. Notes	NR	6.875%	03/01/16	65	6
SugarHouse HSP Gaming LP, Sec’d. Notes, 144A	B3	8.625%	04/15/16	4,175	4,289,813
Wynn Las Vegas LLC, First Mtge. Bonds	Ba2	7.875%	11/01/17	1,250	1,353,125
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $5,437,830; purchased 03/30/10-07/08/11)(c)(e)	B1	11.375%	07/15/16	4,948	5,009,850

					96,362,903

Healthcare & Pharmaceutical — 9.5%
Acadia Healthcare Co., Inc., Sr. Notes, 144A	B3	12.875%	11/01/18	3,075	3,028,875
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17	8,950	7,025,750
Sr. Sec’d. Notes(d)	B1	8.375%	02/01/17	3,975	3,716,625
Alliance Healthcare Services, Inc., Sr. Unsec’d. Notes(d)	B-(f)	8.000%	12/01/16	9,606	6,532,080
Apria Healthcare Group, Inc., Sr. Sec’d. Notes(d)	B3	12.375%	11/01/14	4,900	4,385,500

Biomet, Inc., Gtd. Notes(d)	B3	10.000%	10/15/17	895	964,363
Gtd. Notes, PIK	B3	10.375%	10/15/17	5,820	6,241,950
Capella Healthcare, Inc., Gtd. Notes (original cost $9,469,072; purchased 06/28/10-11/09/11)(c)(e)	B3	9.250%	07/01/17	9,235	9,131,106
CHS/Community Health Systems, Inc., Gtd. Notes, 144A	B3	8.000%	11/15/19	6,150	5,965,500
Gtd. Notes(d)	B3	8.875%	07/15/15	4,869	5,002,897
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A (original cost $9,883,406; purchased 12/17/10-09/16/11)(a)(c)(e)	Caa1	10.500%	12/15/18	9,675	8,731,688
DaVita, Inc., Gtd. Notes(d)	B2	6.375%	11/01/18	2,575	2,529,937
ENDO Pharmaceuticals Holdings, Inc., 144A Gtd. Notes	Ba3	7.000%	07/15/19	300	307,500
Gtd. Notes	Ba3	7.250%	01/15/22	1,500	1,541,250
ExamWorks Group, Inc., Gtd. Notes, 144A HCA, Inc.,	B3	9.000%	07/15/19	1,575	1,405,687
Gtd. Notes(d)	B3	7.500%	02/15/22	3,300	3,250,500
Gtd. Notes(d)	B3	8.000%	10/01/18	6,925	7,089,469
Sr. Sec’d. Notes(d)	Ba3	7.250%	09/15/20	1,025	1,053,187
Sr. Unsec’d. Notes	B3	5.750%	03/15/14	2,575	2,575,000
Sr. Unsec’d. Notes	B3	6.375%	01/15/15	10,925	10,952,313
Sr. Unsec’d. Notes	B3	7.500%	11/15/95	2,850	2,151,750
Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	4,000	4,140,000
Health Management Associates, Inc., Sr. Unsec’d. Notes, 144A(d)	B3	7.375%	01/15/20	950	955,938
HealthSouth Corp., Gtd. Notes	B2	7.250%	10/01/18	6,450	6,280,688
Gtd. Notes	B2	7.750%	09/15/22	1,575	1,527,750
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	B3	9.500%	12/01/19	1,475	1,482,375
Kindred Healthcare, Inc., Gtd. Notes	B3	8.250%	06/01/19	5,150	4,274,500
Kinetic Concepts, Inc./KCI USA, Inc., Gtd. Notes, 144A	B3	10.500%	11/01/18	4,675	4,488,000
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	1,750	1,715,000
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%	07/15/17	3,700	3,931,250
Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18	3,150	2,787,750
Res-Care, Inc., Gtd. Notes	B-(f)	10.750%	01/15/19	3,500	3,543,750
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.000%	01/15/14	1,438	1,351,720
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.000%	03/15/18	150	151,875
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $5,784,453; purchased 06/21/07-01/18/11)(c)(e)	Caa1	10.000%	07/15/17	6,575	6,312,000
Teleflex, Inc., Gtd. Notes	B1	6.875%	06/01/19	1,450	1,466,312
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(d)	B1	6.250%	11/01/18	4,000	3,940,000
Valeant Pharmaceuticals International, 144A Gtd. Notes	B1	6.500%	07/15/16	3,600	3,483,000
Gtd. Notes	B1	6.750%	10/01/17	350	336,875
Gtd. Notes	B1	6.875%	12/01/18	3,475	3,353,375
Gtd. Notes	B1	7.000%	10/01/20	2,300	2,164,875
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Ireland), Gtd. Notes(a)(d)	B3	7.750%	09/15/18	13,094	12,799,385

					164,069,345

Lodging & Leisure — 1.1%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	6.750%	06/01/19	3,200	2,976,000
Sr. Sec’d. Notes	B2	10.000%	10/01/14	2,040	2,182,800

Host Hotels & Resorts LP, Gtd. Notes(d)	Ba1	6.000%	11/01/20	1,875	1,889,063
Gtd. Notes, 144A(d)	Ba1	6.000%	10/01/21	300	301,500
Gtd. Notes	BB+(f)	6.875%	11/01/14	740	754,800
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	5,975	6,057,156
Royal Caribbean Cruises Ltd. (Liberia),(a) Sr. Unsec’d. Notes	Ba2	7.250%	03/15/18	3,025	3,176,250
Sr. Unsec’d. Notes	Ba2	11.875%	07/15/15	1,025	1,209,500

					18,547,069

Media & Entertainment — 6.4%
AMC Entertainment, Inc., Gtd. Notes(d)	Caa1	8.000%	03/01/14	4,415	4,271,513
Gtd. Notes	Caa1	9.750%	12/01/20	8,350	7,598,500
AMC Networks, Inc., Gtd. Notes, 144A(d)	B2	7.750%	07/15/21	4,200	4,441,500
Bonten Media Acquisition Co., Gtd. Notes, PIK, 144A	Caa3	9.000%	06/01/15	577	450,260
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125%	08/01/18	3,325	3,615,938
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A(d)	Caa2	10.500%	01/15/15	4,250	3,081,250
Clear Channel Communications, Inc., Gtd. Notes	Ca	10.750%	08/01/16	1,625	1,023,750
Sr. Sec’d. Notes	Caa1	9.000%	03/01/21	1,575	1,299,375
Sr. Unsec’d. Notes	Ca	5.500%	12/15/16	4,350	1,957,500
Sr. Unsec’d. Notes(d)	Ca	6.875%	06/15/18	550	231,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Ser. B	B2	9.250%	12/15/17	1,300	1,368,250
Gtd. Notes(d)	B2	9.250%	12/15/17	2,300	2,409,250
Cumulus Media, Inc., Gtd. Notes, 144A(d)	B3	7.750%	05/01/19	1,100	951,500
Entercom Radio LLC, Gtd. Notes, 144A(d)	Caa1	10.500%	12/01/19	3,750	3,670,312
Intelsat Jackson Holdings SA (Luxembourg),(a) Gtd. Notes, 144A(d)	B3	7.250%	04/01/19	3,425	3,339,375
Gtd. Notes, 144A	B3	7.500%	04/01/21	3,375	3,206,250
Gtd. Notes(d)	B3	8.500%	11/01/19	3,450	3,519,000
Gtd. Notes	Caa2	11.250%	06/15/16	2,000	2,080,000
Intelsat Luxembourg SA (Luxembourg),(a) Gtd. Notes	Caa3	11.250%	02/04/17	6,400	5,888,000
Gtd. Notes, PIK, 144A	Caa3	11.500%	02/04/17	14,800	13,579,000
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	5,308	5,798,990
LIN Television Corp., Gtd. Notes(d)	Caa1	6.500%	05/15/13	1,702	1,678,598
Gtd. Notes, Ser. B	Caa1	6.500%	05/15/13	2,212	2,184,350
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000%	09/01/14	391	300,904
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18	4,125	4,362,187
Gtd. Notes	B2	11.625%	02/01/14	2,600	2,964,000
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16	2,507	2,619,815
Sinclair Television Group, Inc., Sec’d. Notes, 144A	B1	9.250%	11/01/17	4,125	4,424,062
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	3,801	3,981,548
Universal City Development Partners Ltd., Gtd. Notes	Baa2	8.875%	11/15/15	114	126,682
Univision Communications, Inc., Gtd. Notes, 144A(d)	Caa2	8.500%	05/15/21	775	639,375
Vail Resorts, Inc., Gtd. Notes, 144A	Ba3	6.500%	05/01/19	1,650	1,650,000
WMG Acquisition Corp., Gtd. Notes, 144A	B3	11.500%	10/01/18	4,650	4,580,250
Sr. Sec’d. Notes(d)	Ba2	9.500%	06/15/16	4,625	4,856,250
Sr. Sec’d. Notes, 144A	Ba2	9.500%	06/15/16	1,900	1,995,000

					110,143,534

Metals — 4.1%
AK Steel Corp., Gtd. Notes(d)	B2	7.625%	05/15/20	1,900		1,729,000
Arch Coal, Inc.,(d) Gtd. Notes, 144A	B1	7.000%	06/15/19	325		316,875
Gtd. Notes, 144A	B1	7.250%	06/15/21	2,725		2,643,250
Gtd. Notes	B1	8.750%	08/01/16	1,400		1,529,500
Blaze Recycling & Metals LLC/Blaze Finance Corp., Sr. Sec’d. Notes, Ser. AI, 144A(c)	NR	13.000%	07/15/12	46		33,167
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $5,633,750; purchased 04/18/11-09/20/11)(a)(c)(e)	B1	6.875%	05/01/18	5,625		5,069,531
FMG Resources (August 2006) Pty Ltd. (Australia), 144A(a) Gtd. Notes	B1	6.375%	02/01/16	2,200		2,068,000
Gtd. Notes	B1	6.875%	02/01/18	1,550		1,422,125
Sr. Notes(d)	B1	8.250%	11/01/19	5,995		5,882,594
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	3,130		3,329,537
JMC Steel Group, Sr. Notes, 144A (original cost $5,100,000; purchased 03/04/11)(c)(e)	B3	8.250%	03/15/18	5,100		4,794,000
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	8,917		9,251,388
Novelis, Inc. (Canada),(a) Gtd. Notes	B2	8.375%	12/15/17	1,000		1,040,000
Gtd. Notes(d)	B2	8.750%	12/15/20	5,075		5,354,125
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A	B2	12.500%	12/15/16	3,025		2,904,000
Peabody Energy Corp., Sr. Unsec’d. Notes, 144A	Ba1	6.000%	11/15/18	10,250		10,237,187
Penn Virginia Resource Partners LP, Gtd. Notes	B2	8.250%	04/15/18	1,150		1,138,500
Rain CII Carbon LLC and CII Carbon Corp., Sec’d. Notes, 144A(c)	B1	8.000%	12/01/18	2,400		2,373,000
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12	2,200		2,277,000
Thompson Creek Metals Co., Inc. (Canada), Gtd. Notes, 144A(a)	B3	7.375%	06/01/18	3,650		3,066,000
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa2	10.750%	02/01/18	5,075		4,846,625

						71,305,404

Non-Captive Finance — 4.8%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%	02/01/19	3,150		2,866,500
Ally Financial, Inc., Gtd. Notes, Ser. 8	B1	6.750%	12/01/14	4,250		4,165,000
Gtd. Notes	B1	6.875%	08/28/12	3,575		3,610,750
Gtd. Notes	B1	8.300%	02/12/15	1,000		1,012,500
American General Finance Corp., MTN Sr. Unsec’d. Notes, Ser. H	B3	5.375%	10/01/12	6,600		6,072,000
Sr. Unsec’d. Notes, Ser. I	B3	5.400%	12/01/15	1,050		716,625
CIT Group, Inc., Sec’d. Notes	B2	7.000%	05/01/15	1,000		1,000,000
Sec’d. Notes, 144A	B2	7.000%	05/04/15	2,125		2,111,719
Sec’d. Notes, Ser. A	B2	7.000%	05/01/16	373	(h)	369
Sec’d. Notes, 144A(d)	B2	7.000%	05/02/16	10,841		10,705,487
Sec’d. Notes(d)	B2	7.000%	05/01/17	923	(h)	914
Sec’d. Notes, 144A	B2	7.000%	05/02/17	15,662		15,427,070
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A	B3	10.750%	05/01/19	1,800		1,768,500
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500%	09/01/14	2,425		2,449,250
Sr. Sec’d. Notes, 144A	Ba3	6.750%	09/01/16	3,600		3,618,000
Sr. Sec’d. Notes, 144A(d)	Ba3	7.125%	09/01/18	325		331,500
Sr. Unsec’d. Notes	B1	5.750%	05/15/16	1,050		950,499

Sr. Unsec’d. Notes	B1	6.250%	05/15/19	3,525	3,134,765
Sr. Unsec’d. Notes, MTN	B1	6.375%	03/25/13	3,875	3,836,250
Sr. Unsec’d. Notes, MTN(d)	B1	6.625%	11/15/13	1,000	977,500
Sr. Unsec’d. Notes	B1	8.250%	12/15/20	1,000	995,000
Sr. Unsec’d. Notes	B1	8.625%	09/15/15	1,000	997,500
Sr. Unsec’d. Notes(d)	B1	8.750%	03/15/17	1,225	1,234,187
KKR Group Finance Co., Gtd. Notes, 144A	A-(f)	6.375%	09/29/20	8,200	8,424,221
Speedy Cash, Inc., Sr. Sec’d. Notes, 144A	B3	10.750%	05/15/18	850	852,125
Springleaf Finance Corp., MTN Sr. Unsec’d. Notes	B3	5.850%	06/01/13	1,050	889,875
Sr. Unsec’d. Notes	B3	6.900%	12/15/17	6,000	4,035,000

					82,183,106

Packaging — 2.4%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A (original cost $6,117,813; purchased 09/30/10-11/19/10)(a)(c)(d)(e)	B3	9.125%	10/15/20	5,950	5,890,500
Berry Plastics Corp.,(d) Sec’d. Notes(b)	Caa1	4.222%	09/15/14	1,975	1,817,000
Sec’d. Notes	Caa1	9.750%	01/15/21	3,775	3,605,125
BWAY Holding Co., Gtd. Notes(d)	B3	10.000%	06/15/18	850	888,250
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	10.125%	11/01/15	3,813	3,660,527
Exopack Holding Corp., Gtd. Notes, 144A	Caa1	10.000%	06/01/18	3,425	3,390,750
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	3,200	3,328,000
Plastipak Holdings, Inc., 144A(c)(e) Gtd. Notes (original cost $1,811,250; purchased 03/31/10-05/21/10)(d)	B3	8.500%	12/15/15	1,800	1,827,000
Sr. Notes (original cost $1,544,276; purchased 07/23/09)	B3	10.625%	08/15/19	1,580	1,749,850
Reynolds Group Issuer, Inc., 144A Gtd. Notes(d)	Caa1	8.250%	02/15/21	3,600	3,060,000
Sr. Sec’d. Notes	Ba3	6.875%	02/15/21	725	692,375
Sr. Sec’d. Notes(d)	Ba3	7.875%	08/15/19	2,500	2,512,500
Sr. Sec’d. Notes	Ba3	8.750%	10/15/16	2,850	2,942,625
Sr. Unsec’d. Notes	Caa1	9.875%	08/15/19	3,850	3,522,750
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	8.375%	09/15/21	1,875	2,001,563

					40,888,815

Paper — 1.1%
Cascades, Inc. (Canada), Gtd. Notes(a)	Ba3	7.750%	12/15/17	1,717	1,669,783
Domtar Corp., Gtd. Notes, Ser. GLOB	Baa3	7.125%	08/15/15	313	342,735
Gtd. Notes	Baa3	10.750%	06/01/17	800	1,006,000
Graphic Packaging International, Inc., Gtd. Notes	B2	7.875%	10/01/18	1,500	1,597,500
Gtd. Notes	B2	9.500%	06/15/17	4,420	4,817,800
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $1,488,035; purchased 05/17/11-09/16/11)(c)(e)	B2	8.000%	06/01/16	1,495	1,502,475
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,500	1,590,000
Sappi Papier Holding GmbH (Austria), Sr. Sec’d. Notes, 144A(a)(d)	Ba2	6.625%	04/15/21	1,600	1,376,000
Smurfit Capital Funding PLC (Ireland), Gtd. Notes(a)	Ba2	7.500%	11/20/25	100	91,500
Verso Paper, Inc., Sec’d. Notes(d)	B2	8.750%	02/01/19	1,725	1,121,250
Sr. Sec’d. Notes	Ba2	11.500%	07/01/14	3,448	3,516,960

					18,632,003

Pipelines & Other — 1.7%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500%	05/20/21	2,100	2,037,000

El Paso Corp., MTN Sr. Unsec’d. Notes, Ser. G	Ba3	7.800%	08/01/31	750	862,500
Sr. Unsec’d. Notes, Ser. G	Ba3	8.050%	10/15/30	110	127,600
Energy Transfer Equity LP, Sr. Sec’d. Notes(d)	Ba2	7.500%	10/15/20	3,650	3,777,750
Ferrellgas Partners LP, Sr. Unsec’d. Notes	B2	8.625%	06/15/20	2,805	2,678,775
Markwest Energy Partners LP, Gtd. Notes	Ba3	6.500%	08/15/21	5,725	5,839,500
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000%	03/01/32	29	35,969
Targa Resources Partners LP, Gtd. Notes, 144A	B1	6.875%	02/01/21	7,850	7,850,000
Gtd. Notes	B1	7.875%	10/15/18	3,375	3,510,000
Gtd. Notes	B1	8.250%	07/01/16	2,475	2,586,375

					29,305,469

Real Estate Investment Trusts — 1.7%
AVIV Healthcare Properties LP/AVIV Healthcare Capital Corp., Gtd. Notes	B1	7.750%	02/15/19	5,675	5,362,875
CNL Lifestyle Properties, Inc., Gtd. Notes	Ba3	7.250%	04/15/19	5,900	5,324,750
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	B3	6.500%	02/01/17	150	141,750
Kennedy-Wilson, Inc., Gtd. Notes, 144A	B1	8.750%	04/01/19	3,750	3,628,125
Omega Healthcare Investors, Inc., Gtd. Notes(d)	Ba2	6.750%	10/15/22	1,500	1,477,500
Gtd. Notes	Ba2	7.000%	01/15/16	2,927	2,978,222
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20	300	319,257
Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	10,473	10,545,240

					29,777,719

Retailers — 1.7%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(d)	Caa1	9.250%	08/01/19	2,925	2,851,875
Burlington Coat Factory Warehouse Corp., Gtd. Notes, 144A	Caa1	10.000%	02/15/19	1,575	1,515,937
Neiman Marcus Group, Inc. (The), Gtd. Notes	Caa1	10.375%	10/15/15	2,500	2,586,450
Pantry, Inc. (The), Gtd. Notes	Caa1	7.750%	02/15/14	6,760	6,641,700
QVC, Inc., 144A Sr. Sec’d. Notes(d)	Ba2	7.125%	04/15/17	2,490	2,608,275
Sr. Sec’d. Notes	Ba2	7.375%	10/15/20	1,325	1,407,813
Rite Aid Corp., Sec’d. Notes	Caa2	7.500%	03/01/17	1,025	1,004,500
Sr. Sec’d. Notes	B3	9.750%	06/12/16	850	924,375
Susser Holdings LLC, Gtd. Notes	B2	8.500%	05/15/16	4,420	4,740,450
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(d)	Ba1	8.500%	12/01/17	4,480	4,580,800

					28,862,175

Technology — 11.3%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(d)	Ba3	7.750%	08/01/20	1,275	1,281,375
Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	1,600	1,628,000
Avaya, Inc., Gtd. Notes	Caa2	9.750%	11/01/15	5,400	4,225,500
Gtd. Notes, PIK(d)	Caa2	10.125%	11/01/15	3,800	3,002,000
CDW Escrow Corp., Gtd. Notes, 144A	Caa1	8.500%	04/01/19	10,200	9,588,000
CDW Finance Corp., Gtd. Notes	Caa1	11.000%	10/12/15	195	195,000
Gtd. Notes	CCC+(f)	12.535%	10/12/17	12,400	12,276,000
Commscope, Inc., Gtd. Notes, 144A(d)	B3	8.250%	01/15/19	12,795	12,347,175
CoreLogic, Inc., Gtd. Notes, 144A	Ba3	7.250%	06/01/21	4,025	3,864,000
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	5,150	5,433,250

First Data Corp., Gtd. Notes, 144A	Caa1	12.625%	01/15/21	14,865	12,263,625
Freescale Semiconductor, Inc., Gtd. Notes(d)	Caa1	8.050%	02/01/20	5,820	5,267,100
Sr. Sec’d. Notes, 144A	Ba3	9.250%	04/15/18	5,600	5,838,000
Interactive Data Corp., Gtd. Notes	Caa1	10.250%	08/01/18	11,079	11,799,135
Iron Mountain, Inc., Gtd. Notes(d)	B1	7.750%	10/01/19	1,900	1,961,750
Lender Processing Services, Inc., Gtd. Notes(d)	Ba2	8.125%	07/01/16	1,685	1,642,875
Nortel Networks Ltd. (Canada),(a)(g) Gtd. Notes(i)	NR	5.344%	07/15/11	3,000	3,067,500
Gtd. Notes(d)	NR	10.125%	07/15/13	7,600	8,398,000
Gtd. Notes(d)	NR	10.750%	07/15/16	17,290	19,191,900
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A(a)	B2	9.750%	08/01/18	10,281	11,180,588
Seagate HDD Cayman (Cayman Islands), 144A(a)(d) Gtd. Notes	Ba1	7.000%	11/01/21	550	550,000
Gtd. Notes	Ba1	7.750%	12/15/18	2,450	2,523,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(a)	Baa3	10.000%	05/01/14	8,113	9,208,255
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(a)(d)	B3	6.500%	05/15/19	1,075	1,042,750
Spansion LLC, Gtd. Notes, 144A	B3	7.875%	11/15/17	1,750	1,680,000
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	13,650	14,059,500
Gtd. Notes	Caa1	10.625%	05/15/15	9,990	10,539,450
Syniverse Holdings, Inc., Gtd. Notes(d)	Caa1	9.125%	01/15/19	6,620	6,785,500
TransUnion LLC, Gtd. Notes(d)	B3	11.375%	06/15/18	7,450	8,269,500
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750%	10/15/14	1,412	1,597,325
Sr. Unsec’d. Notes(d)	B2	12.500%	01/15/16	4,321	4,601,865

					195,308,418

Telecommunications — 4.0%
Brightstar Corp., Gtd. Notes, 144A	B1	9.500%	12/01/16	2,900	2,914,500
Clearwire Communications LLC, 144A(d) Sr. Sec’d. Notes	B3	12.000%	12/01/15	2,075	1,753,375
Sr. Sec’d. Notes	B3	12.000%	12/01/15	10,565	8,927,425
Cricket Communications, Inc., Gtd. Notes	B3	7.750%	10/15/20	150	117,750
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	04/15/17	1,550	1,509,312
Sr. Unsec’d. Notes(d)	Ba2	8.500%	04/15/20	900	855,000
Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22	3,750	3,506,250
Level 3 Escrow, Inc., Gtd. Notes, 144A(d)	B3	8.125%	07/01/19	1,125	1,063,125
Level 3 Financing, Inc., Gtd. Notes	B3	9.250%	11/01/14	5,461	5,563,394
Gtd. Notes(d)	B3	9.375%	04/01/19	500	505,000
MetroPCS Wireless, Inc., Gtd. Notes	B2	7.875%	09/01/18	800	772,000
Nextel Communications, Inc., Gtd. Notes, Ser. C	B1	5.950%	03/15/14	1,500	1,372,500
Gtd. Notes, Ser. D	B1	7.375%	08/01/15	425	374,000
NII Capital Corp., Gtd. Notes(d)	B2	7.625%	04/01/21	1,650	1,674,750
Qwest Communications International, Inc., Gtd. Notes, Ser. B	Baa3	7.500%	02/15/14	1,200	1,207,500
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.625%	06/15/15	1,545	1,684,050
SBA Telecommunications, Inc., Gtd. Notes	B1	8.000%	08/15/16	1,690	1,808,300
Gtd. Notes	B1	8.250%	08/15/19	1,040	1,119,300
Sprint Capital Corp.,(d) Gtd. Notes	B3	6.875%	11/15/28	1,500	1,046,250
Gtd. Notes	B3	6.900%	05/01/19	1,775	1,371,187

Sprint Nextel Corp.,(d) Gtd. Notes, 144A	Ba3	9.000%	11/15/18	1,925	1,939,437
Sr. Unsec’d. Notes	B3	6.000%	12/01/16	2,865	2,284,838
Wind Acquisition Finance SA (Luxembourg), 144A(a)(d) Sec’d. Notes	B2	11.750%	07/15/17	7,850	6,770,625
Sr. Sec’d. Notes	Ba2	7.250%	02/15/18	4,175	3,642,688
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A(a)	B3	12.250%	07/15/17	4,465	3,437,976
Windstream Corp., Gtd. Notes	Ba3	7.500%	04/01/23	5,825	5,475,500
Gtd. Notes	Ba3	7.750%	10/15/20	2,325	2,266,875
Gtd. Notes(d)	Ba3	7.875%	11/01/17	1,110	1,159,950
Sr. Unsec’d. Notes, 144A(d)	Ba3	7.500%	06/01/22	3,800	3,629,000

					69,751,857

TOTAL CORPORATE BONDS					1,603,950,405

				Shares
COMMON STOCKS — 0.1%
Adelphia Recovery Trust(c)(j)				2,000,000	2,000
CenturyLink, Inc.				4,018	150,755
Dex One Corp.(d)(j)				149,207	195,461
GenOn Energy, Inc.(j)				9,307	25,315
Peachtree Cable Assoc. Ltd.(c)(j)				31,559	316
Sprint Nextel Corp.(j)				28,675	77,422
WKI Holding Co., Inc.(c)(j)				6,031	78,584
Xerox Corp.				169,797	1,383,846

TOTAL COMMON STOCKS					1,913,699

PREFERRED STOCKS — 0.2%
Banking — 0.2%
Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%				153,000	3,927,510

Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 05/27/98)(c)(e)(j)(k)				2,000	72,000

Cable
Escrow Pfd Adelphia(c)(j)				20,000	20

TOTAL PREFERRED STOCKS					3,999,530

			Expiration Date	Units
WARRANTS(j)(l)
Chemicals
Hercules, Inc.			03/31/29	230	7,930

Media & Entertainment
MediaNews Group, Inc. (cost $0; purchased 07/06/11)(c)(e)			03/19/17	6,854	68

Paper
Smurfit Kappa Group PLC (Ireland), 144A(c)			10/01/13	275	8,632

Telecommunications
Hawaiian Telcom Holdco, Inc.			10/28/15	6,958	31,311

TOTAL WARRANTS					47,941

TOTAL LONG-TERM INVESTMENTS (cost $1,712,817,364)					1,670,504,658

SHORT-TERM INVESTMENTS — 18.8%				Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(m)				45,072	399,336
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $322,735,084; includes $293,527,350 of cash collateral received for securities on loan)(m)(n)				322,735,084	322,735,084

TOTAL SHORT-TERM INVESTMENTS (cost $323,174,137)	323,134,420

TOTAL INVESTMENTS — 115.7% (cost $2,035,991,501)(o)	1,993,639,078
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (15.7)%	(270,221,300)

NET ASSETS — 100.0%	$1,723,417,778

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
PLC	Public Limited Company

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of November 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	US$ denominated foreign securities.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2011.
(c)	Indicates a security that has been deemed illiquid.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $287,748,681; cash collateral of $293,527,350 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $80,011,983. The aggregate value of $77,428,131 is approximately 4.5% of net assets.
(f)	Standard & Poor’s Rating.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Amount is actual; not rounded to thousands.
(i)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(j)	Non-income producing security.
(k)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of November 30, 2011.
(m)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$2,044,727,717	$46,271,643	$(97,360,282)	$(51,088,639)

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales, the difference in the treatment of accreting market discount and premium amortization and deferred income on defaulted securities as of the most recent fiscal year end.

(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at November 30, 2011:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps - Buy Protection(1):
Masco Corp.	09/20/13	1.000%	$2,845	$68,419	$48,563	$19,856	Deutsche Bank AG
Seagate Technology HDD Holdings	12/20/13	3.350	5,000	(154,656)	848	(155,504)	JPMorgan Chase Bank

				$(86,237)	$49,411	$(135,648)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at November 30, 2011(5)	Fair Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps - Sell Protection(2):
CDX.NA.HY.17.V1	12/20/16	5.000%	$8,000	—%	$(632,844)	$(432,222)	$(200,622)	Citibank N.A.
Ford Motor Co.	12/20/14	5.000	6,000	3.370	340,117	(783,333)	1,123,450	Deutsche Bank AG
NRG Energy, Inc.	03/20/16	4.100	1,850	5.603	(87,004)	—	(87,004)	Goldman Sachs International
CDX.NA.HY.17.V1	12/20/16	5.000	11,000	—	(870,160)	(947,986)	77,826	JPMorgan Chase Bank
CDX.NA.HY.17.V1	12/20/16	5.000	13,000	—	(1,028,371)	(1,114,028)	85,657	Morgan Stanley Capital Services
CDX.NA.HY.17.V1	12/20/16	5.000	10,000	—	(791,055)	(790,278)	(777)	Morgan Stanley Capital Services
CDX.NA.HY.17.V1	12/20/16	5.000	7,000	—	(553,738)	(520,625)	(33,113)	Morgan Stanley Capital Services

					$(3,623,055)	$(4,588,472)	$965,417

#	Notional amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of November 30, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$—	$12,135,815
Bank Loans	—	48,457,268	—
Corporate Bonds	—	1,603,914,083	36,322
Common Stocks	1,832,799	—	80,900
Preferred Stocks	3,927,510	—	72,020
Warrants	31,311	8,632	7,998
Affiliated Mutual Funds	323,134,420	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	829,769	—

Total	$328,926,040	$1,653,209,752	$12,333,055

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/11	$12,690,832	$38,137,998	$1,906,342	$119,980	$132,020	$6,074
Realized gain (loss)	—	1,307,669	54,427	—	—	—
Change in unrealized appreciation (depreciation)**	(692,759)	(973,459)	256,935	(39,080)	(60,000)	1,924
Purchases	—	—	—	—	—	—
Sales	—	(16,873,426)	(2,203,084)	—	—	—
Accrued discount/premium	137,742	2,244	21,221	—	—	—
Transfers into Level 3	—	—	481	—	—	—
Transfers out of Level 3	—	(21,601,026)	—	—	—	—

Balance as of 11/30/11	$12,135,815	$—	$36,322	$80,900	$72,020	$7,998

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, ($811,136) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 4 Bank Loans transferred out of Level 3 as a result of no longer using a single broker quote and 3 Corporate Bonds transferred into Level 3 as a result of the securities being fair valued in accordance with the Board of Director’s approval.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”) in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Swaps are valued by “marking-to-market” the unrealized gains and losses daily.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a series of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 19, 2012

*	Print the name and title of each signing officer under his or her signature.